Other Operating Income (Loss), net	12 Months Ended
Dec. 31, 2021
Other Operating Income (Loss), net.
Other Operating Income (Loss), net

11.Other Operating Income (Loss), net

	For the year ended December 31,
	2019	2020	2021
	US$	US$	US$
Government subsidies	917,223	2,026,269	4,231,406
(Provision) reversal of contingent losses	(95,857)	(2,776,293)	254,833
Compensation payments	—	(1,587,473)	—
Others	50,903	62,990	(32,777)
Total	872,269	(2,274,507)	4,453,462

Other operating income, net for the year ended December 31, 2021, primarily consisted of government subsidies and the reversals of accrued contingent losses for an intellectual property infringement lawsuit upon the settlement result in December 2021.